Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Core Equity Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
     “This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees[1]	0.25	1.00	1.00	0.50	None
Other Expenses	0.26	0.26	0.26	0.26	0.26
Total Annual Fund Operating Expenses[2]	1.27	2.02	2.02	1.52	1.02
Fee Waiver[3]	0.02	0.50	0.02	0.02	0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25	1.52	2.00	1.50	1.00

[1]	Effective May 23, 2011, Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2013, to waive 12b-1 fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.52% of average daily net assets. Unless the Board of Trustees and Invesco Distributors mutually agree to amend or continue the waiver, it will terminate on June 30, 2013.

[2]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[3]	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after Rule 12b-1 fee limit), Class C, Class R and Class Y shares to 1.25%, 1.52%, 2.00%, 1.50% and 1.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$670	$927	$1,205	$1,996
Class B	655	834	1,193	2,071
Class C	303	630	1,084	2,345
Class R	153	476	825	1,809
Class Y	102	321	559	1,244
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$670	$927	$1,205	$1,996
Class B	155	534	993	2,071
Class C	203	630	1,084	2,345
Class R	153	476	825	1,809
Class Y	102	321	559	1,244
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period;

▪	Your investment has a 5% return before expenses each year;

▪	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

▪	Hypotheticals both with and without any applicable initial sales charge applied; and

▪	There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.25%	1.25%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.96)%	1.72%	5.51%	9.45%	13.53%	17.77%	22.16%	26.72%	31.44%	36.35%
End of Year Balance	$9,804.38	$10,172.04	$10,551.46	$10,945.03	$11,353.27	$11,776.75	$12,216.02	$12,671.68	$13,144.34	$13,634.62
Estimated Annual Expenses	$670.34	$124.85	$131.59	$136.50	$141.59	$146.88	$152.35	$158.04	$163.93	$170.05

Class A
(Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.25%	1.25%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.75%	7.64%	11.66%	15.82%	20.14%	24.62%	29.27%	34.09%	39.09%	44.28%
End of Year Balance	$10,375.00	$10,764.06	$11,165.56	$11,582.04	$12,014.05	$12,462.17	$12,927.01	$13,409.19	$13,909.35	$14,428.17
Estimated Annual Expenses	$127.34	$132.12	$139.25	$144.45	$149.84	$155.42	$161.22	$167.23	$173.47	$179.94

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.52%	1.52%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.48%	7.08%	10.27%	13.56%	16.94%	20.43%	24.02%	27.71%	32.48%	37.42%
End of Year Balance	$10,348.00	$10,708.11	$11,027.21	$11,355.82	$11,694.23	$12,042.71	$12,401.59	$12,771.15	$13,247.52	$13,741.65
Estimated Annual Expenses	$154.64	$160.03	$219.53	$226.07	$232.81	$239.74	$246.89	$254.24	$165.22	$171.38

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.00%	2.00%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.00%	6.09%	9.25%	12.51%	15.86%	19.31%	22.87%	26.53%	30.30%	34.18%
End of Year Balance	$10,300.00	$10,609.00	$10,925.15	$11,250.72	$11,585.99	$11,931.25	$12,286.80	$12,652.95	$13,030.01	$13,418.30
Estimated Annual Expenses	$203.00	$209.09	$217.49	$223.98	$230.65	$237.52	$244.60	$251.89	$259.40	$267.13

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.50%	1.50%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.50%	7.12%	10.85%	14.71%	18.70%	22.83%	27.11%	31.53%	36.11%	40.84%
End of Year Balance	$10,350.00	$10,712.25	$11,085.04	$11,470.80	$11,869.98	$12,283.05	$12,710.50	$13,152.83	$13,610.55	$14,084.20
Estimated Annual Expenses	$152.63	$157.97	$165.66	$171.42	$177.39	$183.56	$189.95	$196.56	$203.40	$210.48

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.00%	1.00%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.00%	8.16%	12.46%	16.94%	21.60%	26.43%	31.47%	36.70%	42.14%	47.80%
End of Year Balance	$10,400.00	$10,816.00	$11,246.48	$11,694.09	$12,159.51	$12,643.46	$13,146.67	$13,669.91	$14,213.97	$14,779.69
Estimated Annual Expenses	$102.00	$106.08	$112.52	$117.00	$121.65	$126.50	$131.53	$136.76	$142.21	$147.87

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Basic Balanced Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Small Cap Equity Fund
Effective May 23, 2011, all references to Invesco Basic Balanced Fund and Invesco Mid Cap Basic Value Fund are hereby deleted.
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — Invesco Global Core Equity Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.76%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.18
Total Annual Fund Operating Expenses[1]		0.94

[1]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$96	$300	$520	$1,155

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.”
The following information replaces in its entirety the table appearing under the heading “Hypothetical Investment and Expense Information-Invesco Global Core Equity Fund — INSTITUTIONAL:

“Invesco
Global Core
Equity Fund -
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.06%	8.28%	12.68%	17.26%	22.02%	26.97%	32.13%	37.49%	43.07%	48.88%
End of Year Balance	$10,406.00	$10,828.48	$11,268.12	$11,725.61	$12,201.67	$12,697.05	$13,212.55	$13,748.98	$14,307.19	$14,888.06
Estimated Annual Expenses	$95.91	$99.80	$103.85	$108.07	$112.46	$117.02	$121.78	$126.72	$131.86	$137.22

[1]	Your actual expenses may be higher or lower than those shown.”

2

Statement of Additional Information Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Basic Balanced Fund
Invesco European Small Company Fund
Invesco Global Core Equity Fund
Invesco International Small Company Fund
Invesco Mid Cap Basic Value Fund
Invesco Select Equity Fund
Invesco Small Cap Equity Fund
Effective May 23, 2011, all references to Invesco Basic Balanced Fund, Invesco Mid Cap Basic Value Fund and Invesco Select Equity Fund are hereby deleted.
The following information replaces in its entirety the tenth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
          “Invesco also has contractually agreed through at least April 30, 2012 (June 30, 3013 for Invesco Global Core Equity Fund) to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Invesco European Small Company Fund
Class A Shares	2.25%
Class B Shares	3.00%
Class C Shares	3.00%
Class Y Shares	2.00%

Invesco Global Core Equity Fund
Class A Shares	1.25%
Class B Shares	1.52% (after 12b-1 fee limit)
Class C Shares	2.00%
Class R Shares	1.50%
Class Y Shares	1.00%
Institutional Class Shares	1.00%

Invesco International Small Company Fund
Class A Shares	2.25%
Class B Shares	3.00%
Class C Shares	3.00%
Class Y Shares	2.00%
Institutional Class Shares	2.00%

Invesco Small Cap Equity Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Institutional Class Shares	1.75%”
The following information is added as a new eighth paragraph under the heading “DISTRIBUTION OF SECURITIES — Distribution Plans” of the Statement of Additional Information.

1

          “Invesco Distributors has also contractually agreed through at least June 30, 2013 to waive 12b-1 fees to the extent necessary to limit 12b-1 fees to 0.52% of average daily net assets of Invesco Global Core Equity Fund’s Class B shares. The contractual fee waiver is set forth in the Fee Table to the Fund’s Prospectus and may not be terminated or amended to the Fund’s detriment during the period stated in the agreement between Invesco Distributors and the Fund.”

2